Income (Loss) per Share	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Earnings Per Share [Abstract]
Income (Loss) per Share

13.Income (Loss) per share:

The Company presents basic net income per share using the two-class method. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to equity holders and that determines basic net income per share for each class of stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings that would have been available to equity holders. A participating security is defined as a security that may participate in undistributed earnings with shares.

The Company’s capital structure includes securities that participate with shares on a one-for-one basis for distribution of dividends. The following classes of warrants are considered participating securities as they are entitled to participate in dividend distributions alongside equity holders for which the two-class method is applied in computing earnings per share: Series A Warrants, Series B Warrants, Series C Warrants, Series D Warrants, Series E Warrants, 2020 Warrants and 2021 Warrants. The Company determines the diluted net income per share by using the more dilutive of the two class-method or the treasury stock method. The issued and unexercised liability and equity classified warrants do not participate in losses of the Company, thus an allocation of losses is not performed when the Company is in a loss position.

The effects of options, DSUs, RSUs and warrants are excluded from the calculation of diluted loss per share for periods in which a company sustains a loss. Accordingly, diluted loss per share was the same as basic loss per share, except for the three-month period ended December 31, 2022, because the Company has incurred losses in each of the other periods presented. All outstanding options, DSUs, RSUs and warrants could potentially be dilutive in the future.

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Net income (loss) attributed to equity holders	$1,288,110	$(15,009,015)	$(33,893,698)	$(43,029,506)
Less: Undistributed earnings attributed to warrant holders	(631,070)	—	—	—
Basic net income (loss) attributed to common shareholders	$657,040	$(15,009,015)	$(33,893,698)	$(43,029,506)
Dilutive net income (loss) attributed to common shareholders	$657,040	$(15,009,015)	$(33,893,698)	$(43,029,506)
Basic weighted-average number of common shares outstanding	11,030,838	4,781,190	8,462,761	4,765,762
Effect of dilutive securities
Options, RSUs, DSUs	64,129	—	—	—
Dilutive weighted-average number of common shares outstanding	11,094,967	4,781,190	8,462,761	4,765,762
Net income (loss) per share attributable to common shareholders of the Company
Basic earnings (loss) per share	$0.06	$(3.14)	$(4.01)	$(9.03)
Dilutive earnings (loss) per share	$0.06	$(3.14)	$(4.01)	$(9.03)

The following table summarizes outstanding securities not included in the computation of diluted net income (loss) per share as the effect would have been anti-dilutive for each respective period.

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
Securities	2022	2021	2022	2021
Options, RSUs, DSUs	523,752	435,335	587,881	435,335
Warrants	11,236,554	673,784	11,236,554	673,784

19.Loss per share:

Diluted loss per share was the same amount as basic loss per share, as the effect of options, DSUs, RSUs and warrants would have been anti-dilutive, as the Corporation has incurred losses in each of the periods presented. All outstanding options, DSUs, RSUs and warrants could potentially be dilutive in the future.